Labor and social obligations	12 Months Ended
Dec. 31, 2023
Labor And Social Obligations
Labor and social obligations

21	Labor and social obligations

	December 31, 2023	December 31, 2022
Salaries and payroll charges	69,885	70,089
Provision for vacation	256,415	254,469
Healthcare plan (i)	86,147	70,136
Provision for profit sharing (ii)	97,514	96,227
Incentivized Dismissal Program - PDI (iii)	290,202	-
Consent Decree (TAC)	6,093	6,114
Knowledge Retention Program (PRC)	1,184	1,469
Total	807,440	498,504

(i)       Healthcare plan

Benefits granted are paid after the event, free of choice, and are sponsored by the contributions of SABESP and the employees. In 2023, the Company contributed 9.18%, on average, of gross payroll, totaling R$ 313,034 (8.80% in 2022, totaling R$ 272,460).

(ii) Provision for profit sharing

Based on an agreement with the labor unions, the Profit Sharing Program corresponds to up to one month’s salary for each employee, subject to the achievement of the goals established, from January to December, and should be paid in the subsequent year.

(iii) Incentivized Dismissal Program - PDI

In June 2023, the Company implemented the Incentivized Dismissal Program (PDI or Program) to pacifically reduce the workforce and provide gains in efficiency, increase of competitiveness, and optimization of costs.

The deadline for registrations in the Program was from June 01 to 30, 2023, and the employment terminations started on July 01, 2023 and will end on June 30, 2024. The PDI received registrations from 1,862 employees.

For all Program participants, compliance with the clauses contained in the Collective Bargaining Agreement effective on the date of termination is guaranteed, and the following compensation incentives will be granted:

a.	half of the indemnified advance notice, proportional to the service time at SABESP, equivalent to the percentage of the FGTS balance for termination purposes on the date of termination (according to the table below);

b.	compensation incentive proportional to the service time at SABESP based on the base salary + function bonus, for each complete year of work (according to the table below); and

c.	health plan: starting from the subsequent month of termination, the health plan will be the responsibility of the policyholder and SABESP will reimburse the monthly fee up to an individual amount of
R$ 1,878.30/month for the policyholder and his/her spouse for 24 consecutive and uninterrupted months. If the policyholder chooses a health plan with a monthly fee lower than the reimbursable amount, he/she will not be entitled to any difference, thus not generating any credit or balance to be offset against future installments over the course of the 24 consecutive and uninterrupted months.

Service time at SABESP (years)	% of the FGTS balance	% of the compensation for each complete year of work
> 15	20%	20%
11 - 15	12.5%	12.5%
6 - 10	5%	5%
0 - 5	2.5%	2.5%

As of December 31, 2023, R$ 359,943 was recorded due to the provision for employee compensation incentives, of which R$ 290,202 in current liabilities and R$ 66,741 in noncurrent liabilities under “Labor Obligations”.